EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,796,081	3,878,495
Weighted Average remaining contractual Term (in years)	3 years 25 days	3 years 4 months 17 days
Weighted average exercise price	$ 3.49	$ 2.57
Options Exercisable	1,817,761
Weighted average exercise price of Options Exercisable	$ 2.27
Ranges of Exercise Price 0.85-1.45 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 0.85
Ranges of exercise price, maximum	$ 1.45
Options outstanding	971,368
Weighted Average remaining contractual Term (in years)	8 months 16 days
Weighted average exercise price	$ 1.33
Options Exercisable	971,368
Weighted average exercise price of Options Exercisable	$ 1.33
Ranges of Exercise Price 1.63 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, maximum	$ 1.63
Options outstanding	113,056
Weighted Average remaining contractual Term (in years)	4 years 22 days
Weighted average exercise price	$ 1.63
Options Exercisable	113,056
Weighted average exercise price of Options Exercisable	$ 1.63
Ranges of Exercise Price 2.09-2.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 2.09
Ranges of exercise price, maximum	$ 2.41
Options outstanding	121,754
Weighted Average remaining contractual Term (in years)	5 years 9 months 22 days
Weighted average exercise price	$ 2.38
Options Exercisable	121,754
Weighted average exercise price of Options Exercisable	$ 2.38
Ranges of Exercise Price 2.85 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, maximum	$ 2.85
Options outstanding	208,932
Weighted Average remaining contractual Term (in years)	2 years 11 months 19 days
Weighted average exercise price	$ 2.85
Options Exercisable	208,932
Weighted average exercise price of Options Exercisable	$ 2.85
Ranges of Exercise Price 3.60-3.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 3.60
Ranges of exercise price, maximum	$ 3.69
Options outstanding	435,805
Weighted Average remaining contractual Term (in years)	3 years 10 months 24 days
Weighted average exercise price	$ 3.69
Options Exercisable	209,152
Weighted average exercise price of Options Exercisable	$ 3.69
Ranges of Exercise Price 3.92 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, maximum	$ 3.92
Options outstanding	45,166
Weighted Average remaining contractual Term (in years)	2 years 5 months 26 days
Weighted average exercise price	$ 3.92
Options Exercisable	45,166
Weighted average exercise price of Options Exercisable	$ 3.92
Ranges of Exercise Price 4.87-5.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 4.87
Ranges of exercise price, maximum	$ 5.00
Options outstanding	343,000
Weighted Average remaining contractual Term (in years)	4 years 4 months 10 days
Weighted average exercise price	$ 4.91
Options Exercisable	85,750
Weighted average exercise price of Options Exercisable	$ 4.91
Ranges of Exercise Price 5.40-5.68 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 5.40
Ranges of exercise price, maximum	$ 5.68
Options outstanding	90,000
Weighted Average remaining contractual Term (in years)	4 years 6 months 18 days
Weighted average exercise price	$ 5.48
Options Exercisable	22,500
Weighted average exercise price of Options Exercisable	$ 5.48
Ranges of Exercise Price 6.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, maximum	$ 6.42
Options outstanding	100,000
Weighted Average remaining contractual Term (in years)	4 years 10 months 6 days
Weighted average exercise price	$ 6.42
Options Exercisable	33,333
Weighted average exercise price of Options Exercisable	$ 6.42
Ranges of Exercise Price 7.16-7.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	$ 7.16
Ranges of exercise price, maximum	$ 7.83
Options outstanding	367,000
Weighted Average remaining contractual Term (in years)	5 years 2 months 19 days
Weighted average exercise price	$ 7.61
Options Exercisable	6,750
Weighted average exercise price of Options Exercisable	$ 7.66